UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07409

Investment Company Act File Number

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.2%
Arconic, Inc.	4	$88
Boeing Co. (The)	1,047,141	389,431,738
General Dynamics Corp.	133,997	27,431,866
Huntington Ingalls Industries, Inc.	539	138,027
Lockheed Martin Corp.	63,432	21,944,935
Northrop Grumman Corp.	35,433	11,245,371
Raytheon Co.	74,943	15,487,720
Rockwell Collins, Inc.	12,850	1,805,040
United Technologies Corp.	868,364	121,405,971

		$588,890,756

Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	809,551	$79,271,234
Expeditors International of Washington, Inc.	1,300	95,589
FedEx Corp.	305,618	73,589,758
United Parcel Service, Inc., Class B	1,671,316	195,126,143

		$348,082,724

Airlines — 0.0%(1)
American Airlines Group, Inc.	64,955	$2,684,590
Delta Air Lines, Inc.	47,773	2,762,713
Southwest Airlines Co.	27,165	1,696,454

		$7,143,757

Auto Components — 0.5%
Adient PLC	15,055	$591,812
Aptiv PLC	751,799	63,075,936
BorgWarner, Inc.	2,800	119,784
Delphi Technologies PLC	76,000	2,383,360
Gentex Corp.	1,443,192	30,970,901

		$97,141,793

Automobiles — 0.1%
Daimler AG	38,000	$2,395,140
Ford Motor Co.	1,212,587	11,216,430
General Motors Co.	73,598	2,478,045
Harley-Davidson, Inc.	20,162	913,338
Tesla, Inc.(2)	7,397	1,958,504
Toyota Motor Corp. ADR	5,000	621,750

		$19,583,207

Banks — 6.2%
Bank of America Corp.	2,760,348	$81,319,852
Bank of Montreal	4	330
BB&T Corp.	1,353,459	65,696,900
CIT Group, Inc.	66,161	3,414,569

Security	Shares	Value
Citigroup, Inc.	1,124,435	$80,666,967
Commerce Bancshares, Inc.	43,483	2,870,748
CVB Financial Corp.	152,000	3,392,640
Fifth Third Bancorp	1,212,876	33,863,498
HSBC Holdings PLC	220,592	1,929,688
HSBC Holdings PLC ADR	424	18,652
Huntington Bancshares, Inc.	143,117	2,135,306
ING Groep NV ADR	131,742	1,708,694
JPMorgan Chase & Co.	3,534,923	398,880,711
KeyCorp	111,718	2,222,071
M&T Bank Corp.	230,611	37,944,734
PNC Financial Services Group, Inc. (The)	87,271	11,885,437
Regions Financial Corp.	714,736	13,115,406
Societe Generale SA	460,793	19,786,631
SunTrust Banks, Inc.	480,032	32,061,337
SVB Financial Group(2)	28,107	8,736,499
Synovus Financial Corp.	1,565	71,661
Toronto-Dominion Bank (The)	30,213	1,836,950
U.S. Bancorp	1,614,741	85,274,472
Wells Fargo & Co.	5,050,864	265,473,412

		$1,154,307,165

Beverages — 2.1%
Anheuser-Busch InBev SA/NV ADR	25,379	$2,222,439
Boston Beer Co., Inc. (The), Class A(2)	4,730	1,359,875
Brown-Forman Corp., Class A	9,750	495,300
Brown-Forman Corp., Class B	24,653	1,246,209
Coca-Cola Co. (The)	3,239,137	149,615,738
Constellation Brands, Inc., Class A	39,872	8,597,201
Diageo PLC ADR	5,226	740,368
Keurig Dr Pepper, Inc.	2,700	62,559
Molson Coors Brewing Co., Class B	186,000	11,439,000
Monster Beverage Corp.(2)	135,851	7,917,396
PepsiCo, Inc.	1,837,204	205,399,407

		$389,095,492

Biotechnology — 4.0%
AbbVie, Inc.	2,192,250	$207,343,005
Agios Pharmaceuticals, Inc.(2)	74,972	5,781,841
Alexion Pharmaceuticals, Inc.(2)	759,765	105,614,933
Alkermes PLC(2)	5,000	212,200
Alnylam Pharmaceuticals, Inc.(2)	6,000	525,120
Amgen, Inc.	722,862	149,842,064
Biogen, Inc.(2)	227,430	80,353,293
Celgene Corp.(2)	436,255	39,040,460
Gilead Sciences, Inc.	1,166,624	90,075,039
Incyte Corp.(2)	11,472	792,486
Neurocrine Biosciences, Inc.(2)	64,045	7,874,333
Regeneron Pharmaceuticals, Inc.(2)	18,129	7,324,841
Shire PLC ADR	6,338	1,148,889
Vertex Pharmaceuticals, Inc.(2)	234,180	45,135,853

		$741,064,357

Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.	27,845	$1,486,088
Fortune Brands Home & Security, Inc.	1,723	90,216
Johnson Controls International PLC	309,402	10,829,070
Lennox International, Inc.	168,620	36,826,608
Lennox International, Inc.(3)	48,340	10,552,177
Masco Corp.	25,000	915,000

		$60,699,159

Capital Markets — 4.7%
Affiliated Managers Group, Inc.	36,716	$5,019,812
Ameriprise Financial, Inc.	215,583	31,832,986
Bank of New York Mellon Corp. (The)	473,559	24,146,773
BlackRock, Inc.	11,190	5,274,183
Brookfield Asset Management, Inc., Class A	89,070	3,966,287
Cboe Global Markets, Inc.	215,414	20,671,127
Charles Schwab Corp. (The)	3,788,973	186,228,023
CME Group, Inc.	177,716	30,249,040
E*TRADE Financial Corp.(2)	4,593	240,627
Franklin Resources, Inc.	211,191	6,422,318
Goldman Sachs Group, Inc. (The)	673,317	150,984,604
Intercontinental Exchange, Inc.	116,086	8,693,681
Invesco, Ltd.	4,040	92,435
Legg Mason, Inc.	122,902	3,838,229
LPL Financial Holdings, Inc.	215,573	13,906,614
Moody’s Corp.	208,690	34,892,968
Morgan Stanley	2,493,217	116,109,116
Nasdaq, Inc.	71,203	6,109,217
Northern Trust Corp.	249,352	25,466,320
Raymond James Financial, Inc.	15,043	1,384,708
S&P Global, Inc.	231,284	45,190,581
SEI Investments Co.	150,000	9,165,000
State Street Corp.	828,901	69,445,326
Stifel Financial Corp.	112,796	5,781,923
T. Rowe Price Group, Inc.	544,617	59,461,284
UBS Group AG	9	142
Waddell & Reed Financial, Inc., Class A	9,248	195,873

		$864,769,197

Chemicals — 1.3%
AdvanSix, Inc.(2)	1,768	$60,024
Air Products and Chemicals, Inc.	8,857	1,479,562
Albemarle Corp.	90,157	8,995,865
Balchem Corp.	17,292	1,938,260
Chemours Co. (The)	151	5,955
DowDuPont, Inc.	1,234,176	79,369,859
Eastman Chemical Co.	1,950	186,654
Ecolab, Inc.	564,891	88,563,611
International Flavors & Fragrances, Inc.	5,000	695,600
LyondellBasell Industries NV, Class A	4,274	438,128
NewMarket Corp.	12,318	4,995,072
PPG Industries, Inc.	376,212	41,056,016
Praxair, Inc.	6,143	987,364
Sherwin-Williams Co. (The)	28,802	13,110,958

Security	Shares	Value
Valvoline, Inc.	68,886	$1,481,738
Westlake Chemical Corp.	1,000	83,110

		$243,447,776

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$195,814
Pitney Bowes, Inc.	14,270	101,031
Stericycle, Inc.(2)	13,300	780,444
Waste Management, Inc.	109,569	9,900,655

		$10,977,944

Communications Equipment — 2.0%
Arista Networks, Inc.(2)	650,020	$172,814,318
Arista Networks, Inc.(2)(3)	127,576	33,917,355
Cisco Systems, Inc.	2,409,867	117,240,030
Juniper Networks, Inc.	285,300	8,550,441
Motorola Solutions, Inc.	37,773	4,915,778
Nokia Oyj ADR	192	1,071
Palo Alto Networks, Inc.(2)	145,232	32,714,960

		$370,153,953

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$139,440
Jacobs Engineering Group, Inc.	56,851	4,349,102
Quanta Services, Inc.(2)	2,000	66,760

		$4,555,302

Construction Materials — 0.0%(1)
Vulcan Materials Co.	38,764	$4,310,557

		$4,310,557

Consumer Finance — 1.5%
American Express Co.	1,053,028	$112,136,952
Capital One Financial Corp.	130,994	12,435,260
Discover Financial Services	1,208,380	92,380,651
LendingClub Corp.(2)	79,691	309,201
Navient Corp.	10,200	137,496
SLM Corp.(2)	10,200	113,730
Synchrony Financial	1,685,212	52,376,389

		$269,889,679

Containers & Packaging — 0.1%
AptarGroup, Inc.	65,000	$7,003,100
Avery Dennison Corp.	2,250	243,788
Ball Corp.	25,288	1,112,419
Bemis Co., Inc.	50,882	2,472,865
Crown Holdings, Inc.(2)	13,787	661,776
International Paper Co.	42,000	2,064,300
Packaging Corp. of America	3,725	408,595
WestRock Co.	39,303	2,100,352

		$16,067,195

Distributors — 0.2%
Genuine Parts Co.	211,037	$20,977,078
LKQ Corp.(2)	224,518	7,110,485

		$28,087,563

Security	Shares	Value
Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$659,458

		$659,458

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$144,960,023
Berkshire Hathaway, Inc., Class B(2)	1,447,290	309,879,262

		$454,839,285

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	669,243	$22,473,180
CenturyLink, Inc.	5,086	107,823
Frontier Communications Corp.	894	5,802
Verizon Communications, Inc.	1,185,329	63,284,715
Windstream Holdings, Inc.(2)	821	4,023

		$85,875,543

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,520,630
Entergy Corp.	600	48,678
Exelon Corp.	28,310	1,236,015
NextEra Energy, Inc.	124,972	20,945,307
Southern Co. (The)	117,942	5,142,271

		$29,892,901

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$1,748,221
AMETEK, Inc.	70,596	5,585,556
Eaton Corp. PLC	130,064	11,280,451
Emerson Electric Co.	2,058,683	157,653,944
Hubbell, Inc.	1,978	264,201
nVent Electric PLC	4	109
Rockwell Automation, Inc.	116,665	21,877,021

		$198,409,503

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	10,986	$1,032,904
CDW Corp.	142,695	12,688,439
Corning, Inc.	1,543,029	54,468,924
Keysight Technologies, Inc.(2)	9,942	658,956
Knowles Corp.(2)	8,001	132,976
TE Connectivity, Ltd.	29,999	2,637,812
Trimble, Inc.(2)	3,200	139,072

		$71,759,083

Energy Equipment & Services — 0.7%
Apergy Corp.(2)	171,700	$7,479,252
Frank’s International NV	1,500,000	13,020,000
Halliburton Co.	951,376	38,559,269
National Oilwell Varco, Inc.	5,061	218,028
Schlumberger, Ltd.	1,209,597	73,688,649
Transocean, Ltd.(2)	3,629	50,625

		$133,015,823

Entertainment — 1.9%
Activision Blizzard, Inc.	218,092	$18,143,073
Electronic Arts, Inc.(2)	48,820	5,882,322

Security	Shares	Value
Liberty Braves Group, Series A(2)	1,236	$33,718
Liberty Braves Group, Series C(2)	2,473	67,389
Liberty Formula One, Series A(2)	3,091	109,978
Liberty Formula One, Series C(2)	6,183	229,946
Live Nation Entertainment, Inc.(2)	1,800	98,046
Netflix, Inc.(2)	138,531	51,828,603
Pandora Media, Inc.(2)	37,000	351,870
Twenty-First Century Fox, Inc., Class A	16,236	752,214
Viacom, Inc., Class B	371,798	12,551,900
Walt Disney Co. (The)	2,238,625	261,784,808

		$351,833,867

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$4,771,797
Host Hotels & Resorts, Inc.	8,720	183,992
ProLogis, Inc.	2,000	135,580
Public Storage	49	9,880
Simon Property Group, Inc.	25,563	4,518,260

		$9,619,509

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	883,550	$207,528,224
Kroger Co. (The)	145,541	4,236,699
Sprouts Farmers Market, Inc.(2)	1,554,670	42,613,505
Sysco Corp.	443,061	32,454,218
Walgreens Boots Alliance, Inc.	618,309	45,074,726
Walmart, Inc.	1,023,331	96,101,014

		$428,008,386

Food Products — 1.4%
Archer-Daniels-Midland Co.	305,116	$15,338,181
Campbell Soup Co.	751,320	27,520,852
Conagra Brands, Inc.	440,425	14,961,237
Flowers Foods, Inc.	261,924	4,887,502
General Mills, Inc.	19,187	823,506
Hain Celestial Group, Inc. (The)(2)	17,240	467,549
Hershey Co. (The)	551,784	56,281,968
Hormel Foods Corp.	147,846	5,825,132
JM Smucker Co. (The)	18,967	1,946,204
Kellogg Co.	63,058	4,415,321
Kraft Heinz Co. (The)	51,269	2,825,435
Lamb Weston Holdings, Inc.	94,824	6,315,278
McCormick & Co., Inc.	51,969	6,846,916
Mondelez International, Inc., Class A	585,260	25,142,770
Nestle SA	1,118,348	93,087,430
Tyson Foods, Inc., Class A	24,682	1,469,319

		$268,154,600

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,808,925	$132,702,738
ABIOMED, Inc.(2)	59,930	26,953,518
Avanos Medical, Inc.(2)	542	37,127
Baxter International, Inc.	134,591	10,375,620
Becton, Dickinson and Co.	35,507	9,267,327

Security	Shares	Value
Boston Scientific Corp.(2)	34,020	$1,309,770
Danaher Corp.	139,683	15,177,955
DexCom, Inc.(2)	94,962	13,583,364
Edwards Lifesciences Corp.(2)	5,200	905,320
Hologic, Inc.(2)	154,947	6,349,728
Intuitive Surgical, Inc.(2)	75,158	43,140,692
Medtronic PLC	532,861	52,417,537
Smith & Nephew PLC ADR	5,500	203,995
Stryker Corp.	272,453	48,409,449
Varian Medical Systems, Inc.(2)	5,609	627,815
Zimmer Biomet Holdings, Inc.	148,851	19,569,441

		$381,031,396

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.(2)	32,000	$1,126,400
Aetna, Inc.	18,766	3,806,683
Anthem, Inc.	142,418	39,029,653
Cardinal Health, Inc.	29,805	1,609,470
Centene Corp.(2)	30,864	4,468,490
Cigna Corp.	18,852	3,925,929
CVS Health Corp.	1,247,526	98,205,247
DaVita, Inc.(2)	157,055	11,249,850
Express Scripts Holding Co.(2)	5	475
HCA Healthcare, Inc.	165,025	22,958,278
Henry Schein, Inc.(2)	26,346	2,240,200
Humana, Inc.	1,563	529,107
McKesson Corp.	6,442	854,531
Molina Healthcare, Inc.(2)	151,406	22,514,072
UnitedHealth Group, Inc.	85,948	22,865,606

		$235,383,991

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	17,440	$1,123,310

		$1,123,310

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	21,669	$1,381,832
Chipotle Mexican Grill, Inc.(2)	121,117	55,050,099
Choice Hotels International, Inc.	30,002	2,499,166
Darden Restaurants, Inc.	21,300	2,368,347
Domino’s Pizza, Inc.	148	43,630
Hilton Worldwide Holdings, Inc.	106,201	8,578,917
Hyatt Hotels Corp.(3)	653,442	51,964,127
Marriott International, Inc., Class A	1,743,999	230,260,188
McDonald’s Corp.	37,483	6,270,531
MGM Resorts International	50,000	1,395,500
Starbucks Corp.	4,024,918	228,776,339
Texas Roadhouse, Inc.	398,116	27,585,458
Yum China Holdings, Inc.	360,498	12,657,085
Yum! Brands, Inc.	290,587	26,417,264

		$655,248,483

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$251,224
Leggett & Platt, Inc.	52,679	2,306,813

Security	Shares	Value
Lennar Corp., Class A	4,389	$204,922
Lennar Corp., Class B	21	809
Mohawk Industries, Inc.(2)	2,820	494,487
Newell Brands, Inc.	479,252	9,728,816
NVR, Inc.(2)	992	2,451,034
PulteGroup, Inc.	29,551	731,978
Tempur Sealy International, Inc.(2)	135,025	7,142,822
Toll Brothers, Inc.	2,223	73,426
Whirlpool Corp.	1,391	165,181

		$23,551,512

Household Products — 1.3%
Church & Dwight Co., Inc.	1,120	$66,494
Clorox Co. (The)	1,340	201,549
Colgate-Palmolive Co.	1,392,259	93,211,740
Energizer Holdings, Inc.	9,500	557,175
Kimberly-Clark Corp.	42,168	4,791,972
Procter & Gamble Co. (The)	1,745,086	145,243,508

		$244,072,438

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$24,220

		$24,220

Industrial Conglomerates — 1.5%
3M Co.	682,724	$143,856,774
Carlisle Cos., Inc.	51,706	6,297,791
General Electric Co.	5,820,080	65,708,703
Honeywell International, Inc.	374,436	62,306,150
Roper Technologies, Inc.	20,247	5,997,364

		$284,166,782

Insurance — 1.5%
Aegon NV ADR	5	$32
Aflac, Inc.	682,912	32,144,668
Alleghany Corp.	3,985	2,600,332
Allstate Corp. (The)	22,803	2,250,656
American International Group, Inc.	159,867	8,511,319
Aon PLC	110,479	16,989,461
Arch Capital Group, Ltd.(2)	49,260	1,468,441
Arthur J. Gallagher & Co.	374,352	27,866,763
Assurant, Inc.	10,300	1,111,885
Brighthouse Financial, Inc.(2)	936	41,409
Chubb, Ltd.	16,781	2,242,613
Cincinnati Financial Corp.	159,319	12,237,292
Fidelity National Financial, Inc.(3)	55,779	2,193,806
Hartford Financial Services Group, Inc.	32,187	1,608,063
Markel Corp.(2)	6,362	7,561,173
Marsh & McLennan Cos., Inc.	113,365	9,377,553
MetLife, Inc.	16,661	778,402
Progressive Corp. (The)	1,256,871	89,288,116
Prudential Financial, Inc.	20,086	2,035,113
Reinsurance Group of America, Inc.	6,425	928,798
Torchmark Corp.	422,551	36,630,946
Travelers Cos., Inc. (The)	121,266	15,729,413

Security	Shares	Value
Trisura Group, Ltd.(2)	124	$2,642
Willis Towers Watson PLC	104	14,658
WR Berkley Corp.	1,500	119,895

		$273,733,449

Interactive Media & Services — 7.2%
Alphabet, Inc., Class A(2)	294,711	$355,739,754
Alphabet, Inc., Class C(2)	370,695	442,413,362
Baidu, Inc. ADR(2)	72,500	16,579,300
Cars.com, Inc.(2)	400	11,044
Facebook, Inc., Class A(2)	2,996,922	492,873,792
IAC/InterActiveCorp(2)	4,215	913,475
Twitter, Inc.(2)	593,091	16,879,370
Yelp, Inc.(2)	145,608	7,163,913

		$1,332,574,010

Internet & Direct Marketing Retail — 4.9%
Alibaba Group Holding, Ltd. ADR(2)	208,381	$34,332,854
Altaba, Inc.(2)	144,071	9,814,116
Amazon.com, Inc.(2)	358,202	717,478,606
Booking Holdings, Inc.(2)	50,820	100,826,880
Ctrip.com International, Ltd. ADR(2)	5,200	193,284
eBay, Inc.(2)	1,337,694	44,170,656
Expedia Group, Inc.	2,670	348,382
Qurate Retail, Inc.(2)	97,587	2,167,407
Wayfair, Inc., Class A(2)	47,932	7,078,118

		$916,410,303

IT Services — 3.0%
Accenture PLC, Class A	762,123	$129,713,335
Akamai Technologies, Inc.(2)	226,957	16,601,905
Alliance Data Systems Corp.	686	162,006
Automatic Data Processing, Inc.	162,672	24,508,163
Broadridge Financial Solutions, Inc.	50,205	6,624,550
Cognizant Technology Solutions Corp., Class A	6,590	508,418
Fidelity National Information Services, Inc.	18,757	2,045,826
First Data Corp., Class A(2)	16,886	413,200
Fiserv, Inc.(2)	634,834	52,297,625
International Business Machines Corp.	544,436	82,324,168
Mastercard, Inc., Class A	68,159	15,172,875
Okta, Inc.(2)	86,309	6,072,701
Paychex, Inc.	609,838	44,914,569
PayPal Holdings, Inc.(2)	164,791	14,475,241
Sabre Corp.	157,290	4,102,123
Shopify, Inc., Class A(2)	7,324	1,204,505
Square, Inc., Class A(2)	217,340	21,518,833
Total System Services, Inc.	5	494
Twilio, Inc., Class A(2)	130,000	11,216,400
VeriSign, Inc.(2)	19,493	3,121,219
Visa, Inc., Class A	849,947	127,568,545
Western Union Co. (The)	82,244	1,567,571

		$566,134,272

Security	Shares	Value
Leisure Products — 0.0%(1)
Hasbro, Inc.	786	$82,624
Mattel, Inc.	3,941	61,874
Polaris Industries, Inc.	20,015	2,020,514

		$2,165,012

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$45,966,615
Illumina, Inc.(2)	28,727	10,544,533
IQVIA Holdings, Inc.(2)	34,269	4,446,060
Thermo Fisher Scientific, Inc.	38,476	9,391,222

		$70,348,430

Machinery — 1.5%
Caterpillar, Inc.	254,523	$38,812,212
Cummins, Inc.	525	76,687
Deere & Co.	170,603	25,646,749
Donaldson Co., Inc.	138,864	8,090,217
Dover Corp.	335,313	29,685,260
Fortive Corp.	28,333	2,385,639
Illinois Tool Works, Inc.	1,058,721	149,406,707
Ingersoll-Rand PLC	17,703	1,811,017
Lincoln Electric Holdings, Inc.	53,660	5,013,990
Manitowoc Co., Inc. (The)(2)	11,435	274,326
Middleby Corp.(2)	2,000	258,700
PACCAR, Inc.	186,094	12,689,750
Parker-Hannifin Corp.	18,857	3,468,368
Pentair PLC	4	173
Snap-on, Inc.	22,178	4,071,881
Stanley Black & Decker, Inc.	288	42,175
WABCO Holdings, Inc.(2)	3,080	363,255
Wabtec Corp.	14,082	1,476,920
Welbilt, Inc.(2)	45,741	955,072

		$284,529,098

Media — 0.9%
CBS Corp., Class B	575,030	$33,035,474
Comcast Corp., Class A	2,964,535	104,974,184
Discovery, Inc., Class A(2)	6,930	221,760
Discovery, Inc., Class C(2)	207	6,123
Interpublic Group of Cos., Inc. (The)	700,848	16,028,394
Liberty Broadband Corp., Series A(2)	3,091	260,664
Liberty Broadband Corp., Series C(2)	6,183	521,227
Liberty Global PLC, Class A(2)	8,854	256,146
Liberty Global PLC, Class C(2)	27,614	777,610
Liberty Latin America Ltd., Class A(2)	1,546	32,219
Liberty Latin America Ltd., Class C(2)	4,825	99,540
Liberty SiriusXM Group, Series A(2)	12,367	537,222
Liberty SiriusXM Group, Series C(2)	24,734	1,074,692
News Corp., Class A	24	317
Omnicom Group, Inc.	129,054	8,778,253
TEGNA, Inc.	1,201	14,364

		$166,618,189

Security	Shares	Value
Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$236,825
Cleveland-Cliffs, Inc.(2)	527,743	6,681,226
Freeport-McMoRan, Inc.	39,818	554,267
Glencore PLC	598,405	2,579,532
Lonmin PLC(2)	64	37
Nucor Corp.	235,936	14,970,139
Southern Copper Corp.	12,126	523,116
Steel Dynamics, Inc.	182,124	8,230,183
Steel Dynamics, Inc.(3)	50,000	2,258,370

		$36,033,695

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	43,575	$3,319,979
Dominion Energy, Inc.	13,110	921,371
DTE Energy Co.	64,168	7,002,654
Sempra Energy	67,787	7,710,771
WEC Energy Group, Inc.	8,481	566,192

		$19,520,967

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$11,633,760
Nordstrom, Inc.	7,679	459,281
Target Corp.	36,405	3,211,285

		$15,304,326

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	800,521	$53,963,121
Antero Resources Corp.(2)	1,876,986	33,241,422
Apache Corp.	175,832	8,381,911
California Resources Corp.(2)	275	13,346
Cheniere Energy, Inc.(2)	642,305	44,633,775
Chesapeake Energy Corp.(2)	288	1,293
Chevron Corp.	880,094	107,617,894
Concho Resources, Inc.(2)	40,000	6,110,000
ConocoPhillips	264,127	20,443,430
Devon Energy Corp.	1,380,333	55,130,500
EOG Resources, Inc.	1,544,181	196,991,170
EQT Corp.	180,474	7,982,365
Exxon Mobil Corp.	3,014,663	256,306,648
Hess Corp.	64,190	4,594,720
Kinder Morgan, Inc.	50,432	894,159
Marathon Oil Corp.	123,481	2,874,638
Marathon Petroleum Corp.	160,826	12,861,255
Murphy Oil Corp.	145,312	4,844,702
Occidental Petroleum Corp.	23,125	1,900,181
Phillips 66	179,420	20,224,222
Pioneer Natural Resources Co.	14,430	2,513,562
Range Resources Corp.	669,731	11,378,730
Royal Dutch Shell PLC, Class A ADR	40,356	2,749,858
Southwestern Energy Co.(2)	730	3,730
Valero Energy Corp.	8,917	1,014,309

Security	Shares	Value
Williams Cos., Inc. (The)	56,025	$1,523,320
WPX Energy, Inc.(2)	666	13,400

		$858,207,661

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	36,992	$5,375,677
Unilever NV - NY Shares	19,032	1,057,228
Unilever PLC ADR	18,708	1,028,379

		$7,461,284

Pharmaceuticals — 5.2%
Allergan PLC	104,620	$19,928,018
AstraZeneca PLC ADR	870	34,426
Bristol-Myers Squibb Co.	2,084,746	129,421,032
Catalent, Inc.(2)	45,943	2,092,704
Eli Lilly & Co.	1,791,823	192,280,526
GlaxoSmithKline PLC ADR	1,468	58,969
Johnson & Johnson	2,188,408	302,372,333
Johnson & Johnson(3)	14,035	1,939,216
Mallinckrodt PLC(2)	6	176
Merck & Co., Inc.	1,414,664	100,356,264
Novartis AG ADR	114,146	9,834,819
Novo Nordisk A/S ADR	1,283,586	60,508,244
Pfizer, Inc.	1,850,423	81,548,142
Roche Holding AG ADR	35,808	1,079,969
Sanofi ADR	5,100	227,817
Teva Pharmaceutical Industries, Ltd. ADR	1,676,992	36,122,408
Zoetis, Inc.	314,955	28,837,280

		$966,642,343

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,652,233
Nielsen Holdings PLC	72,356	2,001,367
On Assignment, Inc.(2)	170,225	13,435,859
Verisk Analytics, Inc.(2)	102,837	12,397,000

		$29,486,459

Road & Rail — 0.8%
Canadian National Railway Co.	403,231	$36,210,144
Canadian Pacific Railway, Ltd.	942	199,647
CSX Corp.	62,885	4,656,634
CSX Corp.(3)	19,071	1,412,208
Kansas City Southern	7,000	792,960
Norfolk Southern Corp.	235,236	42,460,098
Union Pacific Corp.	421,486	68,630,565

		$154,362,256

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	632,596	$58,489,826
Applied Materials, Inc.	100,000	3,865,000
ASML Holding NV - NY Shares	3,622	681,008
Broadcom, Inc.	90,809	22,405,305

Security	Shares	Value
Cypress Semiconductor Corp.	107,346	$1,555,444
Intel Corp.	6,842,166	323,566,030
Lam Research Corp.	33,350	5,059,195
Lam Research Corp.(3)	10,000	1,517,000
Marvell Technology Group, Ltd.	95,391	1,841,046
Microchip Technology, Inc.	367,838	29,026,097
Microchip Technology, Inc. (3)	5,600	441,896
Micron Technology, Inc.(2)	216,134	9,775,741
NVIDIA Corp.	577,967	162,420,286
Qorvo, Inc.(2)	13,586	1,044,628
QUALCOMM, Inc.	3,179,282	229,003,682
Texas Instruments, Inc.	1,016,017	109,008,464
Versum Materials, Inc.	1,129	40,655
Xilinx, Inc.	104,186	8,352,592

		$968,093,895

Software — 5.2%
2U, Inc.(2)	37,324	$2,806,391
Adobe Systems, Inc.(2)	417,863	112,802,117
Autodesk, Inc.(2)	6,271	978,966
Box, Inc., Class A(2)	176,143	4,211,579
Cadence Design Systems, Inc.(2)	506,300	22,945,516
CDK Global, Inc.	3	188
Check Point Software Technologies, Ltd.(2)	151,500	17,827,005
Citrix Systems, Inc.(2)	5,976	664,292
Coupa Software, Inc.(2)	28,188	2,229,671
Dell Technologies, Inc., Class V(2)	1,493	145,000
Envestnet, Inc.(2)(3)	25,000	1,522,481
Envestnet, Inc.(2)(3)	40,000	2,438,000
FireEye, Inc.(2)	82,732	1,406,444
Fortinet, Inc.(2)	20,000	1,845,400
Guidewire Software, Inc.(2)	67,000	6,767,670
Intuit, Inc.	40,048	9,106,915
LogMeIn, Inc.	1,026	91,417
Manhattan Associates, Inc.(2)	56,873	3,105,266
Microsoft Corp.	3,682,851	421,207,669
Nutanix, Inc., Class A(2)	33,412	1,427,361
Oracle Corp.	2,646,247	136,440,495
Paycom Software, Inc.(2)	550,825	85,603,713
Red Hat, Inc.(2)	2,550	347,514
salesforce.com, Inc.(2)	125,524	19,962,082
ServiceNow, Inc.(2)	198,005	38,735,718
Splunk, Inc.(2)	306,812	37,096,639
Symantec Corp.	72,900	1,551,312
Synopsys, Inc.(2)	8,560	844,102
Tableau Software, Inc., Class A(2)	13,699	1,530,726
Tyler Technologies, Inc.(2)	10,000	2,450,600
Ultimate Software Group, Inc. (The)(2)	41,687	13,431,134
Workday, Inc., Class A(2)	121,726	17,769,561
Workday, Inc., Class A(2)(3)	19,755	2,882,393

		$972,175,337

Security	Shares	Value
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	78,893	$13,280,059
AutoNation, Inc.(2)	5,972	248,137
AutoZone, Inc.(2)	2,443	1,895,035
Bed Bath & Beyond, Inc.	22,000	330,000
Best Buy Co., Inc.	252,086	20,005,545
Dick’s Sporting Goods, Inc.	35,000	1,241,800
Gap, Inc. (The)	89,138	2,571,631
GNC Holdings, Inc., Class A(2)	900	3,726
L Brands, Inc.	307,212	9,308,524
Lowe’s Cos., Inc.	935,819	107,450,737
O’Reilly Automotive, Inc.(2)	82,957	28,812,625
O’Reilly Automotive, Inc.(2)(3)	77,496	26,902,453
Ross Stores, Inc.	262,588	26,022,471
Ross Stores, Inc.(3)	40,000	3,964,000
Ross Stores, Inc.(3)	88,000	8,716,440
Signet Jewelers, Ltd.	65,986	4,350,457
Tiffany & Co.	14,845	1,914,560
TJX Cos., Inc. (The)	1,248,328	139,837,702
Tractor Supply Co.	244,964	22,262,328
Ulta Beauty, Inc.(2)	78,652	22,189,302

		$441,307,532

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	2,884,284	$651,098,270
Hewlett Packard Enterprise Co.	506	8,253
NetApp, Inc.	493,167	42,358,114
Pure Storage, Inc., Class A(2)(3)	1,000,000	25,937,025
Pure Storage, Inc., Class A(2)(3)	300,000	7,785,000

		$727,186,662

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	221,909	$4,089,783
Luxottica Group SpA ADR	20,606	1,403,063
NIKE, Inc., Class B	3,567,961	302,277,656
VF Corp.	68,594	6,410,109

		$314,180,611

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$2,130,903

		$2,130,903

Tobacco — 0.5%
Altria Group, Inc.	506,104	$30,523,132
British American Tobacco PLC ADR	3,399	158,495
Philip Morris International, Inc.	807,342	65,830,667

		$96,512,294

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	11,028	$639,845
United Rentals, Inc.(2)	2,000	327,200
W.W. Grainger, Inc.	6,855	2,450,045

		$3,417,090

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, ADR, Series L	270,852	$4,349,883
Sprint Corp.(2)	1	7
Vodafone Group PLC ADR	5	108

		$4,349,998

Total Common Stocks (identified cost $9,382,990,282)		$18,303,823,742

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,910

Total Rights (identified cost $16,441)		$3,910

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(4)	283,336,490	$283,336,490

Total Short-Term Investments (identified cost $283,337,073)		$283,336,490

Total Investments — 100.0% (identified cost $9,666,343,796)		$18,587,164,142

Other Assets, Less Liabilities — (0.0)%(1)		$(344,009)

Net Assets — 100.0%		$18,586,820,133

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $3,635,312.

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2018, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Arista Networks, Inc.	12/19/17	12/19/18	127,576	$30,000,085	$33,917,355
CSX Corp.	3/22/18	3/22/19	19,071	1,084,218	1,412,208
Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	2,438,000
Envestnet, Inc.	8/22/18	8/22/19	25,000	1,476,023	1,522,481
Fidelity National Financial, Inc.	6/21/18	6/21/19	55,779	2,081,820	2,193,806
Hyatt Hotels Corp.	8/22/18	8/22/19	653,442	51,465,850	51,964,127
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,939,216
Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	1,517,000
Lennox International, Inc.	6/21/18	6/21/19	48,340	9,895,444	10,552,177
Microchip Technology, Inc.	12/19/17	12/19/18	5,600	497,734	441,896
O’Reilly Automotive, Inc.	6/21/18	6/21/19	77,496	22,000,790	26,902,453
Pure Storage, Inc., Class A	3/22/18	3/22/19	300,000	5,997,897	7,785,000
Pure Storage, Inc., Class A	6/21/18	6/21/19	1,000,000	24,165,810	25,937,025
Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,964,000
Ross Stores, Inc.	6/21/18	6/21/19	88,000	7,614,058	8,716,440
Steel Dynamics, Inc.	6/21/18	6/21/19	50,000	2,345,152	2,258,370
Workday Inc., Class A	6/21/18	6/21/19	19,755	2,529,664	2,882,393

Total Restricted Securities				$170,865,349	$186,343,947

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,426,056,780	$87,583,020		$—	$2,513,639,800
Communication Services	1,941,251,607	—		—	1,941,251,607
Consumer Staples	1,340,217,064	93,087,430		—	1,433,304,494
Energy	991,223,484	—		—	991,223,484
Financials	2,995,759,553	23,910,125		—	3,019,669,678
Health Care	2,395,593,827	—		—	2,395,593,827
Industrials	1,964,168,653	10,552,177		—	1,974,720,830
Information Technology	3,645,161,303	30,341,899		—	3,675,503,202
Materials	295,021,284	4,837,939		—	299,859,223
Real Estate	9,619,509	—		—	9,619,509
Utilities	49,438,088	—		—	49,438,088
Total Common Stocks	$18,053,511,152	$250,312,590	*	$—	$18,303,823,742
Rights	$3,910	$—		$—	$3,910
Short-Term Investments	—	283,336,490		—	283,336,490
Total Investments	$18,053,515,062	$533,649,080		$—	$18,587,164,142

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018